Oppenheimer Portfolio Series: Active Allocation Fund

Supplement dated February 27, 2018 to the

Statutory Prospectus

This supplement amends the Statutory Prospectus of the above-referenced fund (the "Fund"), and is in addition to any other supplements.

Effective immediately:

The section titled "Portfolio Managers" under the heading "The Fund Summary" is deleted in its entirety and replaced with the following:

Portfolio Managers. Jeffrey Bennett, CFA, has been portfolio manager of the Fund since February 2018. Caleb Wong has been a Vice President of the Fund since December 2004 and a portfolio manager of the Fund since April 2005.

The section titled "Portfolio Managers" under the heading "How the Fund is Managed" is deleted in its entirety and replaced with the following:

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Jeffrey Bennett, CFA, and Caleb Wong, who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Bennett has been a portfolio manager of the Fund since February 2018 and Mr. Wong has been a portfolio manager of the Fund since April 2005 and Vice President of the Fund since December 2004.

Mr. Bennett has been a Vice President of the Sub-Adviser since November 2016. Prior to joining the Sub-Adviser, he was Managing Director, Alternative Investment Management, from 2011 to 2016 for Alliance Bernstein. He was Director of Research at Fischer & Company from 2008 to 2011. Mr. Bennett is a portfolio manager of other portfolios in the OppenheimerFunds complex.

Mr. Wong has been a Vice President of the Sub-Adviser since June 1999 and a Senior Portfolio Manager of the Sub-Adviser since January 2005. He was head of fixed income quantitative research and risk management of the Sub-Adviser from 1997-1999 and worked in fixed-income quantitative research and risk management for the Sub-Adviser from July 1996 to May 1999. Mr. Wong is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

Information about the portfolio managers of the Underlying Funds is available in the Portfolio Manager section of the respective prospectus and Statement of Additional Information of each Underlying Fund.

You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

February 27, 2018	PS0550.010

Oppenheimer Portfolio Series: Conservative Investor Fund

Oppenheimer Portfolio Series: Equity Investor Fund

Oppenheimer Portfolio Series: Moderate Investor Fund

Supplement dated February 27, 2018 to the

Statutory Prospectus

This supplement amends the Statutory Prospectus of each of the above-referenced funds (each, a "Fund"), and is in addition to any other supplements.

Effective immediately:

1.	The section titled "Portfolio Managers" under the heading "The Fund Summary" is deleted in its entirety and replaced with the following:

Portfolio Manager. Jeffrey Bennett, CFA, has been a portfolio manager of the Fund since February 2018.

2.	The section titled "Portfolio Managers" under the heading "How the Fund is Managed" is deleted in its entirety and replaced with the following:

Portfolio Manager. The Fund's portfolio is managed by Jeffrey Bennett, CFA, who is primarily responsible for the day-to-day management of the Fund's investments. Mr. Bennett has been a portfolio manager of the Fund since February 2018.

Mr. Bennett has been a Vice President of the Sub-Adviser since November 2016. Prior to joining the Sub-Adviser, he was Managing Director, Alternative Investment Management, from 2011 to 2016 for Alliance Bernstein. He was Director of Research at Fischer & Company from 2008 to 2011. Mr. Bennett is a portfolio manager of other portfolios in the OppenheimerFunds complex.

The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

Information about the portfolio managers of the Underlying Funds is available in the Portfolio Manager section of the respective prospectus and Statement of Additional Information of each Underlying Fund.

You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

February 27, 2018                                                                                                                 PS0000.185

Oppenheimer Portfolio Series: Active Allocation Fund

Oppenheimer Portfolio Series: Conservative Investor Fund

Oppenheimer Portfolio Series: Equity Investor Fund

Oppenheimer Portfolio Series: Moderate Investor Fund

Supplement dated February 27, 2018 to the

Statement of Additional Information

This supplement amends the Statement of Additional Information of the above-referenced funds (each, a "Fund"), and is in addition to any other supplements.

Effective immediately:

1.	All references to Mark Hamilton and Dokyoung Lee are deleted.

2.	In the section titled "Portfolio Managers" under the heading "The Manager and the Sub-Adviser," Jeffrey Bennett, CFA, is added as a Portfolio Manager to each of the Funds. Mr. Bennett manages a total of four registered investment companies with aggregate total assets of approximately $6.03 billion (as of January 31, 2018).

You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

February 27, 2018	PS0000.187